Cover	12 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	FORWARD INDUSTRIES, INC.
Insider Trading Policies and Procedures Adopted [Flag]	true
Entity Central Index Key	0000038264
Amendment Flag	false